Segment Information Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Net Sales(1):

	Year Ended December 31,
	2015	2014	2013
United States	$1,663	$2,189	$2,109
Netherlands	698	856	887
Canada	344	429	357
China	331	245	149
Brazil	224	258	248
Germany	205	282	280
Other international	675	878	860
Total	$4,140	$5,137	$4,890

Depreciation and Amortization Expense by Segment [Table Text Block]

	Year Ended December 31,
	2015	2014	2013
Epoxy, Phenolic and Coating Resins(2)	$307	$290	$279
Forest Products Resins(3)	233	255	235
Corporate and Other	(74)	(83)	(68)
Total	$466	$462	$446

 Depreciation and Amortization Expense:

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Total Assets:

	As of December 31,
	2015	2014
Epoxy, Phenolic and Coating Resins	$1,320	$1,531
Forest Products Resins	807	857
Corporate and Other	255	229
Total	$2,382	$2,617
Segment EBITDA:

	Year Ended December 31,
	2015	2014	2013
Epoxy, Phenolic and Coating Resins(2)	$307	$290	$279
Forest Products Resins(3)	233	255	235
Corporate and Other	(74)	(83)	(68)
Total	$466	$462	$446
Net Sales(1):

	Year Ended December 31,
	2015	2014	2013
Epoxy, Phenolic and Coating Resins	$2,589	$3,277	$3,126
Forest Products Resins	1,551	1,860	1,764
Total	$4,140	$5,137	$4,890

Capital Expenditures by Segment [Table Text Block]	Capital Expenditures(4):

	Year Ended December 31,
	2015	2014	2013
Epoxy, Phenolic and Coating Resins	$71	$94	$86
Forest Products Resins	106	85	52
Corporate and Other	2	4	7
Total	$179	$183	$145

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net Loss:

	Year Ended December 31,
	2015	2014	2013
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$307	$290	$279
Forest Products Resins	233	255	235
Corporate and Other	(74)	(83)	(68)
Total	$466	$462	$446

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	$(6)	$(5)	$(181)
Business realignment costs	(16)	(47)	(21)
Integration costs	—	—	(10)
Realized and unrealized foreign currency losses	(10)	(32)	(2)
Gain (loss) on extinguishment of debt	41	—	(6)
Unrealized gains (losses) on pension and OPEB plan liabilities	13	(102)	68
Other	(31)	(25)	(35)
Total adjustments	(9)	(211)	(187)
Interest expense, net	(326)	(308)	(303)
Income tax expense	(34)	(22)	(379)
Depreciation and amortization	(137)	(144)	(148)
Net loss attributable to Hexion Inc.	(40)	(223)	(571)
Net income (loss) attributable to noncontrolling interest	1	(1)	(1)
Net loss	$(39)	$(224)	$(572)

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]	Long-Lived Assets:

	As of December 31,
	2015	2014
United States	$673	$653
Netherlands	130	155
Germany	88	103
Other international	347	344
Total	$1,238	$1,255